BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding shares
The following table provides a continuity schedule of outstanding BEPC exchangeable and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance, as at December 31, 2022	172,218,098	165	$4,364
Share issuance	7,441,893	—	$251
Share exchanges	(2,575)	—	—
Remeasurement of liability	—	—	683
Balance, as at June 30, 2023	179,657,416	165	$5,298